Goodwill - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Customer
Goodwill And Intangible Assets Disclosure [Abstract]
Discount rate used determining fair value	8.17%
Impairment loss on goodwill	$ 2,951
Number of customers remained in CECP segment	2
Fair value of goodwill	$ 0